Elizabeth L. Belanger

+1.212.309.6353

elizabeth.belanger@morganlewis.com

July 17, 2019

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Mutual Variable Life Account I

The Penn Mutual Life Insurance Company

Post-Effective Amendment No. 39 to the Registration Statement on Form N-6 (File Nos. 033-54662; 811-05006)

Ladies and Gentlemen:

On behalf of our client, The Penn Mutual Life Insurance Company (the “Company”), and its separate account, Penn Mutual Variable Life Account I (the “Registrant”), enclosed for filing under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 39 to the Registrant’s registration statement on Form N-6, together with all exhibits thereto (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act, and is to be effective on October 1, 2019. The purpose of the filing is to create a new version of the Diversified Growth Variable Universal Life product that will offer additional index-linked fixed account options.

Should you have any questions regarding the Amendment, please do not hesitate to contact me at (212) 309-6353.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger

cc: John Heiple

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

101 Park Avenue
New York, NY 10178-0060	+1.212.309.6000
United States	+1.212.309.6001